Assets Held For Sale - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets held for sale	$ 59.5	$ 173.6
Land and Development Portfolio Assets [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets held for sale	$ 33.5	$ 150.4